SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Reportable Segments	The following table provides information for the Company’s reportable segments, including product category disaggregation for its Retail segment beginning in fiscal year 2021:
Information about Reported Segment Profit or Loss

	Retail	Software & Services	Total
For the Year Ended December 31, 2021
Grocery net revenue	$98,925,157	$—	$98,925,157
Home & Household net revenue	53,352,950	—	53,352,950
Other net revenue(1)	4,711,003	—	4,711,003
Software & Services net revenue	—	20,277,567	20,277,567
Total net revenue	$156,989,110	$20,277,567	$177,266,677
Operating income (loss)	$(64,863,125)	$15,820,315	$(49,042,810)

For the Year Ended December 31, 2020
Total net revenue	$187,173,834	$—	$187,173,834
Operating income (loss)	$(26,244,100)	$(2,442,662)	$(28,686,762)

For the Year Ended December 31, 2019
Total net revenue	$173,692,897	$300,000	$173,992,897
Operating income (loss)	$(63,082,583)	$(2,610,740)	$(65,693,323)
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(1)Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.